Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2022
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
CIK	dei_EntityCentralIndexKey	0001485894
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2023
Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2023
Prospectus Date	rr_ProspectusDate	Feb. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Corporate Bond Research Enhanced ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JIGB
High Yield Research Enhanced ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JPHY
U.S. Aggregate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JAGG